Stock Options (Details) - Schedule of Changes in Stock Options	3 Months Ended		12 Months Ended
	Jan. 31, 2024 $ / shares shares	Jan. 31, 2024 $ / shares $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares	Jan. 31, 2024 $ / shares
Schedule of Changes in the Company’s Stock Options [Abstract]
Number of options Outstanding, Beginning balance (in Shares)	5,588	5,588	5,254	5,254
Weighted average exercise price Outstanding, Beginning balance | (per share)	$ 434.81	$ 603.12	$ 450.64	$ 613.5
Number of options, Granted (in Shares)			334	334
Weighted average exercise price, Granted | (per share)			$ 318.81	$ 442.22
Number of options Outstanding, Ending balance (in Shares)	5,521	5,521	5,588	5,588
Weighted average exercise price Outstanding, Ending balance | (per share)	$ 449.13	$ 601.7	$ 434.81	$ 603.12
Number of options Outstanding, Exercisable (in Shares)	4,405	4,405
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 451.2	$ 451.2			$ 604.47
Number of options, Expired (in Shares)	(67)	(67)
Weighted average exercise price, Expired | (per share)	$ 537.43	$ 720